GuidePath Flexible Income Allocation Fund
Schedule of Investments
June 30, 2025 (Unaudited)

INVESTMENT COMPANIES - 96.8%	Shares	Value
Alternative Funds - 15.9%
JPMorgan Hedged Equity Fund - Select Shares - Class I	183,256	$6,065,785
JPMorgan Research Market Neutral Fund - Class I	534,656	8,591,928
Stone Ridge Diversified Alternatives Fund - Class I	4,630,345	47,183,212
Vanguard Market Neutral Fund - Class Institutional	1,018,677	13,915,121
		75,756,046

Domestic Fixed Income Funds - 63.4%
DFA Short Duration Real Return Portfolio - Class Institutional	1,293,113	13,952,692
Eaton Vance Short Duration Income ETF	117,060	5,985,278
iShares Broad USD High Yield Corporate Bond ETF	1,099,952	41,259,200
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	115,651	12,676,506
JPMorgan Short Duration Core Plus Fund - Class I	1,839,390	17,327,058
Pacer Pacific Asset Floating Rate High Income ETF	73,140	3,481,464
PIMCO Short Asset Investment Fund - Class Institutional (c)	2,259,638	22,505,992
Schwab Short-Term U.S. Treasury ETF	594,935	14,504,515
Schwab U.S. TIPS ETF (a)	610,794	16,295,984
SPDR Bloomberg High Yield Bond ETF (a)	79,569	7,739,677
SPDR Bloomberg Short Term High Yield Bond ETF (a)	343,761	8,759,030
SPDR DoubleLine Short Duration Total Return Tactical ETF	90,597	4,289,768
SPDR Portfolio Short Term Treasury ETF	702,736	20,583,138
Vanguard High-Yield Corporate Fund - Class Admiral	8,551,818	47,206,037
Vanguard Short-Term Treasury ETF	350,112	20,579,583
Vanguard Total Bond Market ETF	56,092	4,130,054
Xtrackers USD High Yield Corporate Bond ETF (a)	1,117,885	41,272,314
		302,548,290

International Equity Funds - 0.4%
iShares Core MSCI EAFE ETF	20,780	1,734,714

Opportunistic Fixed Income Funds - 17.1%
Eaton Vance Strategic Income Fund - Class I	3,625,543	24,399,905
JPMorgan Income Fund - Class I	1,815,980	15,599,269
JPMorgan Unconstrained Debt Fund - Class I (c)	1,586,689	15,613,018
Navigator Tactical Fixed Income Fund - Institutional Shares - Class I	2,720,331	26,115,174
		81,727,366
TOTAL INVESTMENT COMPANIES (Cost $455,689,513)		461,766,416

SHORT-TERM INVESTMENTS - 13.7%		Value
Investments Purchased with Proceeds from Securities Lending - 10.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (b)	50,269,351	50,269,351

Money Market Funds - 3.2%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (b)	15,040,127	15,040,127
TOTAL SHORT-TERM INVESTMENTS (Cost $65,309,478)		65,309,478

TOTAL INVESTMENTS - 110.5% (Cost $520,998,991)		527,075,894
Liabilities in Excess of Other Assets - (10.5)%		(50,163,878)
TOTAL NET ASSETS - 100.0%		$476,912,016
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $49,288,043.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)
Certain GuidePath Funds invest in securities of underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $6,879,108 or 1.44% of total net assets as of June 30, 2025.